SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Basis of presentation of financial statements
a.	Basis of presentation of financial statements

1.	These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standard Board.

2.	Measurement basis:

The Company's consolidated Financial Statements are prepared on a cost basis, except for financial instruments (including derivatives) at fair value through profit or loss and other comprehensive income such as marketable securities financial assets, employee benefit assets and employee benefit liabilities.

The Company has elected to present profit or loss items using the "function of expense" method.

b.	The Company's operating cycle is one year.

c.
The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intercompany balances and transactions and gains or losses resulting from intercompany transactions are eliminated in full in the consolidated financial statements.

Functional currency, presentation currency and foreign currency
d.	Functional currency, presentation currency and foreign currency

1.	Functional currency and presentation currency

 The consolidated financial statements are presented in U.S. dollars, which is the Company's functional and presentation currency.

2.	Transactions, assets and liabilities in foreign currency

Transactions denominated in foreign currency are recorded on initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences are recognized in profit or loss. Non-monetary assets and liabilities measured at cost in a foreign currency are translated at the exchange rate at the date of the transaction.

Cash and cash equivalents
e.	Cash and cash equivalents

Cash comprise of cash at banks and on hand. Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of purchase, which are subject to an insignificant risk of changes in value.

Short-term investments
 f.        Short-term investments:

Short-term bank deposits with a maturity of more than three months from the deposit date but less than one year and securities measured at fair value through other comprehensive income.

Allowance for doubtful accounts
g.	Allowance for doubtful accounts

The allowance for doubtful accounts is determined in respect of specific debts whose collection, in the opinion of the Company's management, is doubtful. Impaired debts are derecognized when they are assessed as uncollectible. As of December 31, 2018 and December 31, 2017 there was no allowance for doubtful accounts.

Inventories
h.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase of raw and other materials and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business.

Cost of inventories is determined as follows:

Raw materials	-	At cost using the first-in, first-out method. Fair value of raw material received at no charge is not included in the inventory value.

Work in process	-
Direct and indirect costs including materials, labor and other direct and indirect manufacturing costs calculated at average costs for the quarter and allocated to the manufactured batches during that quarter based on predetermined allocation factors.

Finished products	-
Direct and indirect costs including materials, labor and other direct and indirect manufacturing costs calculated at average costs and allocated to the manufactured finished products during that quarter based on predetermined allocation factors.

Purchased products	-	At cost using the first-in, first-out method.

The Company periodically evaluates the condition and age of inventories and accounts for impairment of inventories with a lower market value or which are slow moving.

Research and development costs
i.	Research and development costs

Research expenditures are recognized in profit or loss when incurred and include preclinical and clinical costs (as well as cost of materials associated with the development of new products or existing products for new therapeutic indications). In addition, these costs include additional product development activities with respect to approved and distributed products as well as Post Marketing Commitment research and development activities.

An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company's intention to complete the intangible asset and use or sell it; the Company's ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company's ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and therefore, development expenditures are recognized in profit or loss when incurred.

Revenue recognition
 j.         Revenue recognition

Regarding the initial adoption of IFRS 15, "Revenue from Contracts with Customers" ("the Standard"), the Company elected to adopt the provisions of the Standard using the modified retrospective method with the application of certain practical expedients and without restatement of comparative data. Revenues are recognized in profit or loss when the revenues can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Company and the costs incurred or to be incurred in respect of the transaction can be measured reliably. Revenues are recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The revenue recognition occurs at a point in time when control of the asset is transferred to the customer, generally on delivery of the goods. Customers payment terms are as acceptable in the industry. Some contracts with customers provide variable consideration such as a right of return, trade discounts,volume rebates and marketing contribution. The Company recognizes revenue from sale of goods measured at the fair value of the consideration received or receivable, net of returns and allowances, trade discounts and volume rebates. If revenue cannot be reliably measured, the Company defers revenue recognition until the uncertainty is resolved.

Agreements with strategic partner that include upfront and milestone payments contain a performance obligation that is satisfied over time given that the customer simultaneously receives and consumes the benefits provided by the Company. The Company recognizes revenue for upfront payments over time rather than at a point of time. The Company identified the existence of a significant financing component resulting from an upfront payment and recorded revenue against finance expense in the financial statements of 2018.

In the tables below is the impact of IFRS 15 on the financial statements:

	As of January 01, 2018 before implementation of IFRS 15	Difference	As of January ,01 2018 according to IFRS 15
	U.S. Dollars in thousands
Accumulated deficit	$(104,563)	$(757)	$(105,320)

	According to the previous accounting policy	Difference	As presented in the financial statements
	U.S. Dollars in thousands
As of December 31, 2018
Current Liabilities
Deferred revenues	$1,129	-	$1,129
Accumulated deficit	(83,024)	-	(83,024)

	According to the previous accounting policy	Difference	As presented in the financial statements
	U.S. Dollars in thousands
For the Year ended on December 31, 2018
Total revenues	$113,652	$817	$114,469
Financial expenses	(280)	(60)	(340)
Net income	21,539	757	22,296

In cases where the Company operates as a principal supplier and it exposed to the risks and rewards associated with the transaction, revenues are presented on a gross basis.

In events when the Company receives at no charge raw material, that is required for manufacturing one of the Company's products, the Company recorded the fair value of the raw material used and sold as revenue and charged the same fair value to cost of revenue.

Deferred revenues

Deferred revenues include unearned amounts received from customers not yet recognized as revenues.

Taxes on income
k.	Taxes on income

Taxes on income in profit or loss comprise of current and deferred taxes. Current or deferred taxes are recognized in profit or loss, except to the extent that the tax arises from items which are recognized directly in other comprehensive income or in equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the end of reporting period as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is not probable that they will be utilized. Temporary differences for which deferred tax assets had not been recognized are reviewed at the end of each reporting period and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Deferred taxes are offset in the statement of financial position if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Leases
l.	Leases

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and are made at the inception of the lease in accordance with the following principles as set out in IAS 17.

The Group as lessee:

1.	Finance lease

Finance leases transfer to the Company substantially all the risks and benefits incidental to ownership of the leased asset. At the commencement of the lease term, the leased assets are measured at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments.

The leased asset is depreciated over the shorter of the lease term and the expected life of the leased asset.

2.	Operating lease

Lease agreements are classified as an operating lease if they do not transfer substantially all the risks and benefits incidental to ownership of the leased asset. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Property, plant and equipment
m.	Property, plant and equipment

Property, plant and equipment are measured at cost, including directly attributable costs and financing costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that can be used only in connection with the plant and equipment.

The Company's assets include computer systems comprising hardware and software. Software forming an integral part of the hardware to the extent that the hardware cannot function without the software installed on it is classified as property, plant and equipment. In contrast, software that adds functionality to the hardware is classified as an intangible asset.

The cost of assets includes the cost of materials, direct labor costs, as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to operate in the manner intended by management.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%		Mainly%

Buildings	2.5-4		4
Machinery and equipment	10-20		15
Vehicles	15		15
Computers, software, equipment and office furniture	6-33		33
Leasehold improvements	(*	)	10

(*) Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at the year-end and any changes are accounted for prospectively as a change in accounting estimate.

Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Impairment of non-financial assets
n.	Impairment of non-financial assets

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount.

The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs.

An impairment loss of an asset, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount.

Financial instruments

o.	Financial instruments

Regarding the initial adoption of IFRS 9, "Financial Instruments" ("the Standard"), the Company elected to adopt the provisions of the Standard retrospectively without restatement of comparative data.

1.	Financial assets

Financial assets are classified, at initial recognition, and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

After initial recognition, the accounting treatment of financial assets is based on their classification as follows:

Debt financial instruments are subsequently measured at fair value through profit or loss (FVPL), amortized cost, or fair value through other comprehensive income (FVOCI). The classification is based on two criteria: the Company’s business model for managing the assets; and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest’ on the principal amount outstanding (the ‘SPPI criterion’).

The classification and measurement of the Company’s debt financial assets are as follows:

•
Debt instruments at amortized cost for financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the SPPI criterion. This category includes the Company’s Trade and other receivables.

•
Debt instruments at FVOCI, with gains or losses recycled to profit or loss on derecognition. Financial assets in this category are the Company’s quoted debt instruments that meet the SPPI criterion and are held within a business model both to collect cash flows and to sell. Interest earned whilst holding AFS financial investments is reported as interest income using the effective interest rate method.

Financial assets at FVPL comprise derivative instruments unless they are designated as effective hedging instruments.

a.	Impairment of financial assets

The Company assesses at the end of each reporting period whether there is any objective evidence of impairment of a financial asset or group of financial assets. The Company records an allowance for expected credit loss ("ECL") for all debt financial assets not held at FVPL.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. For other debt financial assets (i.e., debt securities at FVOCI), the ECL is based on the 12-month ECL. The 12-month ECL is the portion of lifetime ECLs that results from default events on a financial instrument that are possible within 12 months after the reporting date. As of December 31, 2018 there is no ECL allowance.

2.	Financial liabilities

Financial liabilities within the scope of IFRS 9 are initially measured at fair value.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

a.         Financial liabilities measured at amortized cost

Loans, including capital leases, are measured based on their terms at amortized cost using the effective interest method taking into account directly attributable transaction costs.

b.         Financial liabilities measured at fair value

Derivatives are classified as fair value through profit and loss unless they are designated as effective hedging instruments. Transaction costs are recognized in profit or loss.

3.         Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.
-	Level 2 - inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.
-	Level 3 - inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

4.         Offsetting financial instruments

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The right of set-off must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of set-off to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

5.         De-recognition of financial instruments

a.         Financial assets

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b.         Financial liabilities

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor (the Company) discharges the liability by paying in cash, other financial assets, goods or services or is legally released from the liability.

Derivative financial instruments designated as hedges
p.	Derivative financial instruments designated as hedges

The Company enters into contracts for derivative financial instruments such as forward currency contracts and cylinder strategy in respect of foreign currency to hedge risks associated with foreign exchange rates fluctuations. Such derivative financial instruments are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. The hedge effectiveness is assessed at the end of each reporting period.

Any gains or losses arising from changes in the fair value of derivatives that do not qualify for hedge accounting are recorded immediately in profit or loss.

Cash flow hedges

The effective portion of the gain or loss on the hedging instrument is recognized as other comprehensive income (loss), while any ineffective portion is recognized immediately in profit or loss.

Amounts recognized as other comprehensive income (loss) are reclassified to profit or loss when the hedged transaction affects profit or loss, such as when the hedged income or expense is recognized or when a forecast payment occurs.

If the forecast transaction or firm commitment is no longer expected to occur, amounts previously recognized in other comprehensive income are reclassified to profit or loss. If the hedging instrument expires or is sold, terminated or exercised, or if its designation as a hedge is revoked, amounts previously recognized in other comprehensive income remain in other comprehensive income until the forecast transaction or firm commitment occurs.

Accrued expenses
q.	Accrued expenses

A provision in accordance with IAS 37 is recognized when the Group has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to clear the obligation and a reliable estimate can be made of it.

Employee benefit liabilities

r.	Employee benefit liabilities

The Company has several employee benefit plans:

1.	Short-term employee benefits

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits

The post-employment benefits plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans pursuant to Section 14 to the Israeli Severance Pay Law under which the Company pays fixed contributions to certain employees under section 14 and will have no legal or constructive obligation to pay further contributions.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee's services.

In addition the Company operates a defined benefit plan in respect of severance pay pursuant to the Israeli Severance Pay Law. According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include expected salary increases and rates of employee's turnover based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies ("the plan assets"). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company's own creditors and cannot be returned directly to the Company.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation less the fair value of the plan assets.

Re-measurements of the net liability are recognized in other comprehensive income in the period in which they occur.

Share-based payment transactions
s.	Share-based payment transactions

The Company's employees and Board of Directors members are entitled to remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions

The cost of equity-settled transactions (options and restricted shares) with employees and Board of Directors members is measured at the fair value of the equity instruments granted at grant date. The fair value of options is determined using a standard option pricing model. The fair value of restricted shares is determined using the share price at the grant date.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in shareholder's equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award ("the vesting period"). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest.

In the event that the Company modifies the conditions on which equity-instruments were granted, an additional expense is calculated and recognized over the remaining vesting period for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/ Director at the modification date.

Earnings (loss) per Share

t.	Earnings (loss) per Share

Earnings (loss) per share are calculated by dividing the net income (loss) attributable to Company shareholders by the weighted number of ordinary shares outstanding during the period. Ordinary shares underlying shares options or restricted shares are only included in the calculation of diluted income (loss) per share when their impact dilutes the income (loss) per share. Furthermore, potential ordinary shares converted during the period are included under diluted income (loss) per share only until the conversion date, and from that date on are included under basic income (loss) per share.